Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted income (loss) per share
a.	Numerator:

	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Numerator for basic and diluted income per share -
Net (loss) available to holders of ordinary shares	(3,434)	(2,247)

b.	Denominator:

	Six months ended June 30
	2026	2025

Denominator for diluted income (loss) per share -
Weighted average number of shares	90,872,376	89,108,772

Denominator for diluted income (loss) per share - adjusted	90,872,376	89,108,772